Share-based compensation - Fair value inputs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in cad per share)	$ 62.09
Weighted average exercise price (in cad per share)	$ 62.09	$ 29.04
Risk free interest rate (as a percent)	1.15%
Expected life in years	6
Expected dividend yield (as a percent)	0.00%
Volatility (as a percent)	55.00%
Weighted average fair value of options issued (in cad per share)	$ 32.71